Consolidated Balance Sheets - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash		$ 117,523	$ 451,680
Accounts receivable		29,000	38,000
Prepaid expenses and other current assets		34,464	30,030
Total Current Assets		180,987	519,710
Property and equipment, net		175,235	327,847
Intangible assets, net		814,059	888,950
Security deposit		22,100	22,100
Total Assets		1,192,381	1,758,607
Current Liabilities:
Accounts payable		1,893,827	2,454,944
Accrued expenses and other current liabilities		2,302,176	1,885,551
Accrued interest		338,619	329,166
Current portion of notes payable, net of debt discount of $936,866 and $336,229 at December 31, 2018 and 2017, respectively		3,625,659	3,467,568
Derivative liabilities		1,094,607	216,073
Total Current Liabilities		9,254,888	8,353,302
Accrued expenses, non-current portion		36,500	38,000
Accrued interest, non-current portion		18,137	9,591
Notes payable, non-current portion, net of debt discount of $75,497 and $1,256 at December 31, 2018 and 2017, respectively	[1]	523,894	194,282
Total Liabilities		9,833,419	8,595,175
Commitments and contingencies
Stockholders' Deficiency:
Preferred stock, $0.01 par value; Authorized, 20,000,000 shares; None issued and outstanding at December 31, 2018 and 2017
Common stock, $0.001 par value; Authorized, 75,000,000 shares; Issued and outstanding 11,728,394 and 6,112,473 shares at December 31, 2018 and 2017, respectively		11,728	6,112
Additional paid-in capital		55,269,490	44,561,773
Accumulated deficit		(63,922,256)	(51,404,453)
Total Stockholders' Deficiency		(8,641,038)	(6,836,568)
Total Liabilities and Stockholders' Deficiency		$ 1,192,381	$ 1,758,607

[1]	As of December 31, 2018 and 2017, the Company reclassified principal in the aggregate amount of $523,894 and $194,282, respectively (net of debt discount of $75,497 and $1,256, respectively), and accrued interest in the aggregate amount of $18,137 and $9,591, respectively, to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock subsequent to December 31, 2018 and 2017, respectively. See Note 12 - Subsequent Events for additional details regarding notes payable.